UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2015

Date of reporting period:	November 30, 2014

Item 1. Schedule of Investments:

Putnam International Capital Opportunities Fund

The fund's portfolio
11/30/14 (Unaudited)

COMMON STOCKS (99.5%)(a)
		Shares	Value

Argentina (0.9%)

YPF SA ADR		175,300	$5,862,032

			5,862,032
Australia (8.7%)

Arrium, Ltd.		10,281,147	2,095,455

Asaleo Care, Ltd.(NON)		2,700,581	4,470,312

Atlas Iron, Ltd.(S)		6,869,713	1,049,800

Beach Energy, Ltd.		3,979,070	3,471,401

Challenger, Ltd.		897,931	4,853,432

Downer EDI, Ltd.		1,760,005	6,442,115

Fairfax Media, Ltd.		9,037,691	5,679,170

Flight Centre Travel Group, Ltd.		86,965	2,992,386

Leighton Holdings, Ltd.		224,596	3,848,597

Monadelphous Group, Ltd.(S)		354,747	2,741,292

Mount Gibson Iron, Ltd.		8,155,015	2,824,861

Orica, Ltd.		283,175	4,386,878

Primary Health Care, Ltd.		1,268,968	5,076,195

Seven West Media, Ltd.		6,444,630	8,667,046

			58,598,940
Austria (1.3%)

EVN AG		129,468	1,650,031

voestalpine AG		175,997	7,306,990

			8,957,021
Belgium (2.6%)

Bekaert NV		89,155	3,021,922

bpost SA		237,634	6,163,734

Colruyt SA		49,713	2,309,676

Delhaize Group SA		86,246	6,301,445

			17,796,777
Canada (6.9%)

Bankers Petroleum, Ltd.(NON)		1,074,600	3,232,728

Genworth MI Canada, Inc.		157,400	5,683,468

Home Capital Group, Inc.		127,000	5,791,911

InnVest Real Estate Investment Trust(R)		713,600	3,307,460

Norbord, Inc.		297,400	6,005,217

Quebecor, Inc. Class B		233,700	6,335,549

Transcontinental, Inc. Class A		436,100	5,854,075

Trinidad Drilling, Ltd.		580,300	3,070,236

Western Forest Products, Inc.		3,205,500	6,839,895

			46,120,539
China (1.0%)

Geely Automobile Holdings, Ltd.		15,680,000	6,791,981

			6,791,981
Denmark (2.1%)

DSV A/S		131,380	4,108,203

H. Lundbeck A/S		199,836	4,472,450

Topdanmark A/S(NON)		178,461	5,754,729

			14,335,382
Finland (1.4%)

Stora Enso OYJ Class R		320,406	2,830,959

Tieto OYJ		248,949	6,377,255

			9,208,214
France (2.8%)

Eurazeo SA		82,634	5,736,883

Faurecia		148,712	5,463,907

Technicolor SA(NON)		931,760	5,551,695

Vallourec SA		67,111	2,227,015

			18,979,500
Germany (4.7%)

Bertrandt AG		32,636	4,341,915

Draegerwerk AG & Co., KGaA (Preference)		32,930	3,404,558

Duerr AG		100,134	8,604,908

Gerresheimer AG		47,229	2,606,947

Leoni AG		116,314	6,970,464

TUI AG		325,538	5,546,955

			31,475,747
Greece (0.5%)

Mytilineos Holdings SA(NON)		480,464	3,572,751

			3,572,751
Hong Kong (2.2%)

China New Town Development Co., Ltd.(NON)		1	—

Dah Sing Financial Holdings		751,600	4,620,971

Luk Fook Holdings International, Ltd.		1,377,000	4,506,789

Techtronic Industries Co., Ltd.		1,869,500	5,970,680

			15,098,440
Ireland (1.0%)

Smurfit Kappa Group PLC		303,315	7,014,041

			7,014,041
Italy (3.3%)

A2A SpA		2,282,641	2,377,186

Banca Popolare dell'Emilia Romagna SC(NON)		554,140	3,915,297

Banca Popolare di Milano Scarl(NON)		7,641,183	5,580,114

Beni Stabili SpA(R)		7,923,294	5,513,539

Mediaset SpA(NON)		1,246,285	5,036,316

			22,422,452
Japan (20.6%)

ADEKA Corp.		506,500	6,102,516

Ain Pharmaciez, Inc.		172,000	4,925,248

Capcom Co., Ltd.		230,700	3,433,560

Dowa Holdings Co., Ltd.		511,000	4,228,054

Fuji Electric Co., Ltd.		1,217,000	5,342,914

Hisamitsu Pharmaceutical Co., Inc.		73,300	2,229,507

Japan Airlines Co., Ltd.		260,400	7,702,669

Japan Petroleum Exploration Co.		163,200	5,025,575

Kurita Water Industries, Ltd.		240,700	4,996,885

Kuroda Electric Co., Ltd.		245,300	3,133,039

KYORIN Holdings, Inc.		143,000	2,783,122

Maeda Road Construction Co., Ltd.		334,000	4,730,156

Mandom Corp.		146,900	4,696,652

Maruichi Steel Tube, Ltd.		205,200	4,505,473

Miraca Holdings, Inc.		92,700	3,522,707

Namco Bandai Holdings, Inc.		299,600	6,484,958

Nippon Synthetic Chemical Industry Co., Ltd. (The)		668,000	4,201,375

Sawai Pharmaceutical Co., Ltd.		108,900	6,455,687

Shionogi & Co., Ltd.		157,600	3,920,982

Showa Corp.		510,000	5,064,601

Stanley Electric Co., Ltd.		202,800	4,412,988

Sumitomo Bakelite Co., Ltd.		1,614,000	6,023,130

Sumitomo Forestry Co., Ltd.		396,500	4,099,330

Suzuken Co., Ltd.		164,600	4,215,959

Taikisha, Ltd.		291,200	6,045,231

Takuma Co., Ltd.		470,000	3,316,207

Tokai Rika Co., Ltd.		218,400	4,406,482

TS Tech Co, Ltd.		226,500	5,360,669

Tsuruha Holdings, Inc.		128,700	7,264,867

			138,630,543
Luxembourg (0.9%)

Aperam SA(NON)(S)		178,641	5,701,469

			5,701,469
Netherlands (0.6%)

PostNL NV(NON)		979,723	3,781,403

			3,781,403
New Zealand (1.2%)

Air New Zealand, Ltd.		4,045,958	7,723,100

			7,723,100
Norway (2.6%)

Salmar ASA		378,462	6,488,683

SpareBank 1 SR-Bank ASA		573,065	4,409,794

Storebrand ASA(NON)		728,081	3,380,776

TGS-NOPEC Geophysical Co. ASA(S)		159,396	3,544,431

			17,823,684
Singapore (1.0%)

Great Eastern Holdings, Ltd.		219,000	4,020,951

SembCorp Industries, Ltd.		671,000	2,347,660

			6,368,611
South Africa (1.5%)

African Rainbow Minerals, Ltd.		238,601	2,873,734

Mondi PLC		406,998	6,939,156

			9,812,890
South Korea (2.6%)

Hyundai Home Shopping Network Corp.		18,628	2,277,611

Hyundai Marine & Fire Insurance Co., Ltd.		136,640	3,283,949

Lotte Food Co., Ltd.		8,344	5,218,693

Sungwoo Hitech Co., Ltd.		538,725	6,919,742

			17,699,995
Spain (0.5%)

Enagas SA		102,045	3,415,334

			3,415,334
Sweden (0.9%)

JM AB		181,851	5,779,675

			5,779,675
Switzerland (6.1%)

Bucher Industries AG		25,048	6,211,485

Clariant AG		310,233	5,612,927

Forbo Holding AG		7,166	7,666,683

Georg Fischer AG		10,512	6,426,967

Implenia AG		114,885	6,534,357

Partners Group Holding AG		10,162	2,915,117

Swiss Life Holding AG		26,020	5,953,581

			41,321,117
Taiwan (4.7%)

ASUSTeK Computer, Inc.		449,000	4,892,386

Catcher Technology Co., Ltd.		613,000	5,175,683

Pegatron Corp.		4,963,000	11,481,575

Radiant Opto-Electronics Corp.		686,539	2,231,286

Teco Electric and Machinery Co., Ltd.		5,323,000	5,509,388

TSRC Corp.		1,931,160	2,193,931

			31,484,249
United Kingdom (16.1%)

Aberdeen Asset Management PLC		962,770	6,749,797

Afren PLC(NON)		4,080,933	3,296,170

Ashmore Group PLC(S)		987,627	4,736,508

Barratt Developments PLC		984,669	7,066,721

Beazley PLC		1,269,568	5,373,578

Bellway PLC		116,128	3,412,338

Berkeley Group Holdings PLC		138,128	5,528,462

Britvic PLC		501,895	5,187,768

Jupiter Fund Management PLC		1,105,709	6,247,394

Man Group PLC		2,530,618	5,638,317

Morgan Sindall Group PLC		258,246	2,631,112

Next PLC		54,140	5,719,777

Pace PLC		1,291,200	7,232,553

Persimmon PLC		251,971	6,020,552

Rexam PLC		475,234	3,352,764

Savills PLC		829,909	8,548,075

Schroders PLC		174,793	7,340,054

Tate & Lyle PLC		295,915	2,787,604

Thomas Cook Group PLC(NON)		2,102,862	3,989,780

TUI Travel PLC		1,032,443	7,155,969

			108,015,293
United States (0.8%)

Aspen Insurance Holdings, Ltd.		124,414	5,502,831

			5,502,831

Total common stocks (cost $679,985,931)			$669,294,011

SHORT-TERM INVESTMENTS (2.9%)(a)
		Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	Shares	14,154,414	$14,154,414

Putnam Short Term Investment Fund 0.09%(AFF)	Shares	3,024,555	3,024,555

SSgA Prime Money Market Fund Class N zero %(P)	Shares	20,000	20,000

U.S. Treasury Bills with an effective yield of 0.10%, July 23, 2015(SEGSF)		$77,000	76,956

U.S. Treasury Bills with an effective yield of 0.11%, February 5, 2015(SEGSF)		10,000	10,000

U.S. Treasury Bills with an effective yield of 0.01%, December 18, 2014(SEGSF)		235,000	234,999

U.S. Treasury Bills with an effective yield of 0.02%, December 4, 2014(SEGSF)		1,278,000	1,277,998

U.S. Treasury Bills with effective yields ranging from 0.04% to 0.05%, December 11, 2014(SEGSF)		550,000	549,993

Total short-term investments (cost $19,348,905)			$19,348,915

TOTAL INVESTMENTS

Total investments (cost $699,334,836)(b)			$688,642,926

FORWARD CURRENCY CONTRACTS at 11/30/14 (aggregate face value $207,030,558) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	British Pound	Buy	12/17/14	$5,761,753	$5,950,975	$(189,222)
	British Pound	Sell	12/17/14	5,761,753	6,015,203	253,450
	Canadian Dollar	Buy	1/21/15	3,495,689	3,586,134	(90,445)
	Canadian Dollar	Sell	1/21/15	3,495,689	3,575,385	79,696
	Euro	Buy	12/17/14	7,613,865	8,041,860	(427,995)
	Hong Kong Dollar	Buy	2/13/15	6,118,019	6,118,940	(921)
	Japanese Yen	Sell	2/13/15	3,526,078	3,685,430	159,352
	Singapore Dollar	Buy	2/13/15	1,133,286	1,146,548	(13,262)
	Swiss Franc	Buy	12/17/14	3,200,850	3,368,153	(167,303)
Citibank, N.A.
	Australian Dollar	Sell	1/21/15	822,273	875,561	53,288
	Danish Krone	Sell	12/17/14	5,980,480	6,205,925	225,445
	Euro	Buy	12/17/14	4,926,684	5,203,151	(276,467)
Credit Suisse International
	Australian Dollar	Buy	1/21/15	1,963,856	2,007,747	(43,891)
	Australian Dollar	Sell	1/21/15	1,963,856	2,050,094	86,238
	Euro	Buy	12/17/14	6,054,208	6,526,407	(472,199)
	Japanese Yen	Sell	2/13/15	2,190,515	2,264,640	74,125
	New Zealand Dollar	Sell	1/21/15	6,270,701	6,187,012	(83,689)
	Norwegian Krone	Sell	12/17/14	8,288,950	9,351,083	1,062,133
	Swiss Franc	Buy	12/17/14	1,723,192	1,813,063	(89,871)
Deutsche Bank AG
	Australian Dollar	Sell	1/21/15	8,780,545	8,958,783	178,238
	British Pound	Buy	12/17/14	4,227,212	4,549,879	(322,667)
	Euro	Buy	12/17/14	3,001,300	3,158,955	(157,655)
	Euro	Sell	12/17/14	3,001,300	3,063,383	62,083
HSBC Bank USA, National Association
	Australian Dollar	Sell	1/21/15	2,576,873	2,598,804	21,931
	Canadian Dollar	Buy	1/21/15	9,224,444	9,422,120	(197,676)
	Euro	Buy	12/17/14	5,097,796	5,382,143	(284,347)
JPMorgan Chase Bank N.A.
	British Pound	Buy	12/17/14	567,116	638,576	(71,460)
	Euro	Buy	12/17/14	4,108,679	4,342,530	(233,851)
	Norwegian Krone	Sell	12/17/14	6,368,305	7,184,432	816,127
	Singapore Dollar	Buy	2/13/15	2,687,358	2,718,195	(30,837)
	Swedish Krona	Buy	12/17/14	7,014,330	7,166,575	(152,245)
	Swiss Franc	Buy	12/17/14	1,898,130	1,997,320	(99,190)
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/21/15	10,072,203	10,298,284	226,081
	Euro	Buy	12/17/14	1,765,836	1,814,242	(48,406)
	Israeli Shekel	Buy	1/21/15	4,334,170	4,631,111	(296,941)
	Swedish Krona	Buy	12/17/14	5,955,544	6,374,917	(419,373)
	Swiss Franc	Buy	12/17/14	2,380,194	2,504,711	(124,517)
UBS AG
	British Pound	Buy	12/17/14	7,376,886	7,791,901	(415,015)
	Canadian Dollar	Buy	1/21/15	6,576,472	6,734,588	(158,116)
	Canadian Dollar	Sell	1/21/15	6,576,472	6,746,543	170,071
	Euro	Buy	12/17/14	8,297,442	8,763,417	(465,975)
	Swiss Franc	Buy	12/17/14	3,620,702	3,810,360	(189,658)
WestPac Banking Corp.
	Canadian Dollar	Sell	1/21/15	86,912	48,188	(38,724)
	Japanese Yen	Sell	2/13/15	2,260,502	2,357,290	96,788

Total						$(1,996,872)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2014 through November 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $672,659,806.
(b)	The aggregate identified cost on a tax basis is $700,857,963, resulting in gross unrealized appreciation and depreciation of $77,121,275 and $89,336,312, respectively, or net unrealized depreciation of $12,215,037.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$48,698	$31,066,722	$28,090,865	$634	$3,024,555
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $14,154,414, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $12,976,846 which includes an amount for securities that are deemed worthless at period end.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,315,657 to cover certain derivatives contracts.
	Debt obligations are considered secured unless otherwise indicated.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Consumer discretionary	23.9%
	Financials	18.6
	Industrials	18.0
	Materials	14.7

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Board has formed a Pricing Committee to oversee the implementation of these procedures and has delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $338,220 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $2,818,592 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $2,038,953 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Argentina	$5,862,032	$—	$—
Australia	—	58,598,940	—
Austria	—	8,957,021	—
Belgium	—	17,796,777	—
Canada	46,120,539	—	—
China	—	6,791,981	—
Denmark	—	14,335,382	—
Finland	—	9,208,214	—
France	—	18,979,500	—
Germany	—	31,475,747	—
Greece	—	3,572,751	—
Hong Kong	—	15,098,440	—
Ireland	—	7,014,041	—
Italy	—	22,422,452	—
Japan	—	138,630,543	—
Luxembourg	—	5,701,469	—
Netherlands	—	3,781,403	—
New Zealand	—	7,723,100	—
Norway	—	17,823,684	—
Singapore	—	6,368,611	—
South Africa	—	9,812,890	—
South Korea	—	17,699,995	—
Spain	—	3,415,334	—
Sweden	—	5,779,675	—
Switzerland	—	41,321,117	—
Taiwan	—	31,484,249	—
United Kingdom	—	108,015,293	—
United States	5,502,831	—	—
Total common stocks	57,485,402	611,808,609	—
Short-term investments	3,044,555	16,304,360	—

Totals by level	$60,529,957	$628,112,969	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,996,872)	$—

Totals by level	$—	$(1,996,872)	$—

During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in Note 1) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$3,565,046	$5,561,918

Total	$3,565,046	$5,561,918

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$255,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$492,498	$278,733	$1,222,496	$240,321	$21,931	$816,127	$226,081	$170,071	$96,788	$3,565,046

	Total Assets	$492,498	$278,733	$1,222,496	$240,321	$21,931	$816,127	$226,081	$170,071	$96,788	$3,565,046

	Liabilities:
	Forward currency contracts#	889,148	276,467	689,650	480,322	482,023	587,583	889,237	1,228,764	38,724	5,561,918

	Total Liabilities	$889,148	$276,467	$689,650	$480,322	$482,023	$587,583	$889,237	$1,228,764	$38,724	$5,561,918

	Total Financial and Derivative Net Assets	$(396,650)	$2,266	$532,846	$(240,001)	$(460,092)	$228,544	$(663,156)	$(1,058,693)	$58,064	$(1,996,872)
	Total collateral received (pledged)##†	$(379,999)	$(60,000)	$338,220	$(240,001)	$(298,954)	$20,000	$–	$(970,000)	$–
	Net amount	$(16,651)	$62,266	$194,626	$–	$(161,138)	$208,544	$(663,156)	$(88,693)	$58,064

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: January 28, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: January 28, 2015